Acquisitions (Narrative of Enterprise Information Security Business) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Consolidated net revenue contributed by investee		$ 1,380,826,000	$ 1,085,198,000	$ 583,250,000
Consolidated net gain contributed by investee		253,161,000	216,163,000	$ 97,849,000
Enterprise information security business acquired in October 2014 [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired	75.10%
Purchase consideration	$ 126,065,000
Initial consideration, cash	123,897,000
Cash consideration, paid	89,938,000
Contingent consideration, cash	$ 2,168,000
Fair value change in contingent consideration		$ 0	0
Consolidated net revenue contributed by investee			18,934,000
Consolidated net gain contributed by investee			$ 5,426,000